PENSIONS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
PENSIONS

29.	PENSIONS

Defined contribution scheme
We operate a defined contribution scheme. The pension cost for the period represents contributions payable by us to the scheme. The charge to net income for the years ended December 31, 2015, 2014 and 2013 was $0.2 million, $0.9 million and $0.5 million, respectively.

The total contributions to our defined contribution scheme were as follows:

(in thousands of $)	2015	2014	2013
Employers' contributions	1,035	684	533

Defined benefit schemes
We have two defined benefit pension plans both of which are closed to new entrants but which still cover certain of our employees. Benefits are based on the employee's years of service and compensation. Net periodic pension plan costs are determined using the Projected Unit Credit Cost method. Our plans are funded by us in conformity with the funding requirements of the applicable government regulations. Plan assets consist of both fixed income and equity funds managed by professional fund managers.

We use December 31 as a measurement date for our pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2015	2014	2013
Service cost	379	369	468
Interest cost	2,042	2,359	2,159
Expected return on plan assets	(946)	(984)	(918)
Recognized actuarial loss	1,195	998	1,415
Net periodic benefit cost	2,670	2,742	3,124

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2016 is $1.1 million.

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2015	2014
Reconciliation of benefit obligation:
Benefit obligation at January 1	53,166	50,564
Service cost	379	369
Interest cost	2,042	2,359
Actuarial (gain) loss	(2,547)	3,700
Foreign currency exchange rate changes	(509)	(686)
Benefit payments	(3,058)	(3,140)
Benefit obligation at December 31	49,473	53,166

The accumulated benefit obligation at December 31, 2015 and 2014 was $48.5 million and $51.8 million, respectively.

(in thousands of $)	2015	2014
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,496	14,919
Actual return on plan assets	(155)	896
Employer contributions	2,411	2,459
Foreign currency exchange rate changes	(500)	(638)
Benefit payments	(3,058)	(3,140)
Fair value of plan assets at December 31	13,194	14,496

(in thousands of $)	2015	2014
Projected benefit obligation	(49,473)	(53,166)
Fair value of plan assets	13,194	14,496
Funded status (1)	(36,279)	(38,670)

Employer contributions and benefits paid under the pension plans include $2.4 million (2014: $2.5 million) paid from employer assets for the year ended December 31, 2015.

(1) Our plans compose of two plans. The details of these plans are as follows:

	December 31, 2015			December 31, 2014
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(10,145)	(39,328)	(49,473)	(11,163)	(42,003)	(53,166)
Fair value of plan assets	10,277	2,917	13,194	10,383	4,113	14,496
Funded status at end of year	132	(36,411)	(36,279)	(780)	(37,890)	(38,670)

The fair value of our plan assets, by category, as of December 31, 2015 and 2014 were as follows:

(in thousands of $)	2015	2014
Equity securities	9,620	10,032
Debt securities	3,032	4,004
Cash	542	460
	13,194	14,496

Our plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price. These plan assets are classified within Level 1 of the fair value hierarchy.

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2015	2014
Net actuarial loss	12,400	15,251

The actuarial loss recognized in the other comprehensive income is net of tax of $nil, $0.2 million, and $0.1 million for the years ended December 31, 2015, 2014 and 2013, respectively.

The asset allocation for our Marine scheme at December 31, 2015 and 2014, and the target allocation for 2016, by asset category are as follows:

Marine scheme	Target allocation 2016 (%)	2015 (%)	2014 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

The asset allocation for our UK scheme at December 31, 2015 and 2014, and the target allocation for 2016, by asset category are as follows:

UK scheme	Target allocation 2016 (%)	2015 (%)	2014 (%)
Equity	75.0	75.7	69.0
Bonds	25.0	24.3	31.0
Total	100	100	100

Our investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

We are expected to make the following contributions to the schemes during the year ended December 31, 2016, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	592	1,800

We are expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2016	444	3,000
2017	296	3,000
2018	444	3,000
2019	296	3,000
2020	370	3,000
2021 - 2025	2,590	15,000

The weighted average assumptions used to determine the benefit obligation for our plans for the years ended December 31 are as follows:

	2015	2014
Discount rate	4.34%	3.95%
Rate of compensation increase	2.07%	2.21%

The weighted average assumptions used to determine the net periodic benefit cost for our plans for the years ended December 31 are as follows:

	2015	2014
Discount rate	3.95%	4.60%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.21%	2.71%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for our plans for the years ending December 31, 2015 and 2014 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2015 and 2014. For equities and other asset classes, we have applied an equity risk premium over ten year governmental bonds.